Segment Reporting - Business Assets And Liabilities Segments (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Business Segments [Line Items]
Financial Assets At Amortised Cost - Loans And Advances By Business Segment	$ 378,995,107	$ 422,010,840
Corporate Banking By Business Segment	31,126,043	50,040,325
Small And Medium Companies By Business Segment	124,849,542	132,951,912
Retail Assets By Business Segment	223,019,522	239,018,603
Other Assets By Business Segment	651,985,446	624,051,469
Total Assets By Business Segment	1,030,980,553	1,046,062,309
Financial Liabilities At Amortised Cost - Deposits By Business Segment	708,336,185	721,837,845
Corporate Banking Liabilities By Business Segment	155,726,497	137,516,724
Small And Medium Companies Liabilities By Business Segment	148,926,306	153,270,958
Retail Liabilities By Business Segment	403,683,382	431,050,163
Other Liabilities By Business Segment	159,629,726	151,331,116
Total Liabilities by Business Segment	$ 867,965,911	$ 873,168,961